Borrowings (Details)					1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 25, 2024 USD ($) $ / shares shares	Jul. 24, 2024 USD ($)	Jul. 01, 2024 USD ($)	Oct. 14, 2022 USD ($)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Oct. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Mar. 31, 2025 USD ($)	Aug. 13, 2024 $ / shares	May 29, 2024	Mar. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)
Borrowings [Line Items]
Long-term debt, gross												$ 11,960,000		$ 11,960,000		$ 11,960,000
Long-term debt, non-current												13,009,000		13,009,000		13,186,000
Repayments of senior debt																538,000
Total stockholders’ deficit								$ (177,845,000)		$ (112,541,000)	$ 250,000,000	(15,160,000)	$ (177,845,000)	(15,160,000)	$ (177,845,000)	(8,610,000)	(112,541,000)	$ (12,436,000)			$ (119,014,000)	$ (318,422,000)
Convertible note issuance costs due to Bridge Warrants issuance																	3,527,000
Loss on extinguishment of convertible notes													(26,359,000)		(26,359,000)	(26,359,000)
Conversion of convertible stock																102,155,000
Repayments of unsecured debt																$ 648,000
Common stock, par value (in Dollars per share) | $ / shares										$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from issuance of common stock														$ 515,000		$ 360,000
Bridge Warrant [Member]
Borrowings [Line Items]
Fair value of the warrants											$ 17,600,000
Convertible note issuance costs due to Bridge Warrants issuance																	3,500,000
Additional Paid-in Capital [Member]
Borrowings [Line Items]
Total stockholders’ deficit								284,076,000		$ 283,881,000		$ 457,157,000	284,076,000	457,157,000	284,076,000	453,172,000	283,881,000	$ 455,303,000			$ 283,979,000	$ 20,259,000
Conversion of convertible stock																102,155,000
Additional Paid-in Capital [Member] | Conversion of Convertible Debt [Member]
Borrowings [Line Items]
Conversion of convertible stock																102,200,000
Securities Purchase Agreement [Member]
Borrowings [Line Items]
Shares issued in transaction (in Shares) | shares	52,941
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Proceeds from issuance of common stock	$ 360,000
Sale of stock (in Dollars per share) | $ / shares	$ 6.8
Senior Secured Notes [Member]
Borrowings [Line Items]
Repayments of senior debt																500,000
Senior Secured Notes [Member] | Senior Notes [Member]
Borrowings [Line Items]
Face amount				$ 30,000,000
Number of business days prior to applicable quarterly payment date for interest rate				3
Debt instrument, basis spread on variable rate				6.00%						6.00%
Debt default, incremental interest rate				3.00%
Potential equity issuance threshold that would trigger principal payments on debt				$ 50,000,000
Outstanding principal exchanged for convertible debt										$ 10,000,000							10,000,000
Outstanding principal balance of debt exchanged for senior secured notes										20,000,000							20,000,000
Unamortized debt issuance expense										100,000							100,000
Interest payable										1,700,000							1,700,000
Gains (losses) on restructuring of debt
Ginkgo Convertible Note [Member] | Convertible Debt [Member]
Borrowings [Line Items]
Face amount										10,000,000							10,000,000
Amended Senior Note [Member] | Senior Notes [Member]
Borrowings [Line Items]
Face amount										$ 11,800,000							$ 11,800,000
Debt instrument, interest rate, stated percentage										12.00%							12.00%
Debt instrument, principal prepayment threshold						$ 250,000
Debt instrument, repaid, principal					$ 500,000
Long-term debt, gross										$ 11,800,000		$ 12,000,000		$ 12,000,000		$ 12,000,000	$ 11,800,000
Effective interest rate										8.30%		8.30%		8.30%		8.30%	8.30%
Long-term debt, non-current										$ 13,300,000		$ 13,000,000		$ 13,000,000		$ 13,200,000	$ 13,300,000
Gains (losses) on restructuring of debt																	2,500,000
Senior Secured Notes And Amended Senior Note [Member] | Senior Notes [Member]
Borrowings [Line Items]
Interest payable												400,000		400,000		400,000
Interest expense, debt												$ 300,000	300,000	500,000	600,000	1,100,000	3,500,000
Senior Secured Notes And Amended Senior Note [Member] | Accounts Payable and Accrued Liabilities [Member] | Senior Notes [Member]
Borrowings [Line Items]
Interest expense, debt																400,000	0
Ginko Convertible Note [Member] | Convertible Debt [Member]
Borrowings [Line Items]
Face amount										$ 10,000,000							$ 10,000,000
2023 Convertible Notes [Member] | Scenario One [Member] | Measurement Input, Probability Percentage Of Qualified Offering Occurring [Member]
Borrowings [Line Items]
Effective interest rate										90.00%							90.00%
2023 Convertible Notes [Member] | Scenario Two [Member] | Measurement Input, Probability Percentage Of Qualified Offering Occurring [Member]
Borrowings [Line Items]
Effective interest rate										10.00%							10.00%
Promissory Note [Member]
Borrowings [Line Items]
Reverse recapitalization, debt assumed																$ 600,000
Repayments of unsecured debt						600,000
Convertible Promissory Note [Member]
Borrowings [Line Items]
Debt instrument, convertible, conversion price (in Dollars per share) | $ / shares																$ 1.5
Reverse recapitalization, debt assumed																$ 2,300,000
Number of securities called by warrants or rights (in Shares) | shares																1,000,000
Payments of related party convertible promissory note						$ 2,300,000
Ginko [Member] | Senior Secured Notes [Member]
Borrowings [Line Items]
				10,000,000
Convertible Debt [Member]
Borrowings [Line Items]
Debt instrument, fair value disclosure																$ 102,200,000
Convertible Debt [Member] | Bridge Convertible Note [Member]
Borrowings [Line Items]
Debt conversion, converted instrument, warrants or options issued (in Shares) | shares											1,336,723					1,336,723
Debt instrument, convertible, conversion price (in Dollars per share) | $ / shares											$ 0.00339					$ 0.00339
Convertible Debt [Member] | Bridge Convertible Note [Member]
Borrowings [Line Items]
Face amount											$ 7,000,000
Debt instrument, interest rate, stated percentage											8.00%
Number of related parties debt was issued to											3
Debt instrument, convertible, minimum days prior to merger date											30 days
Debt instrument, conversion rate, percent of lowest price paid per share for equity securities sold											80.00%
Debt instrument, conversion rate, percent of company's equity value											80.00%
Debt instrument, fair value disclosure											$ 7,000,000
Debt issuance costs											14,100,000
Convertible Debt [Member] | Second Bridge Convertible Note [Member]
Borrowings [Line Items]
Face amount									$ 5,000,000
Amortization of debt issuance costs									$ 2,500,000
Convertible Debt [Member] | Third Bridge Convertible Note [Member]
Borrowings [Line Items]
Face amount								$ 17,700,000					$ 17,700,000		$ 17,700,000
Debt instrument, conversion rate, percent of company's equity value								40.00%					40.00%		40.00%
Amortization of debt issuance costs							$ 8,900,000
Proceeds from convertible debt							$ 4,000,000	$ 13,700,000
Convertible Debt [Member] | First Bridge Notes, the Gingko Bridge Note, and the Second Bridge Notes [Member]
Borrowings [Line Items]
Debt instrument, conversion rate, percent of company's equity value								40.00%					40.00%		40.00%					80.00%
Convertible Debt [Member] | Bridge Convertible Notes, the Gingko Convertible Note, and the Second Bridge Convertible Notes [Member]
Borrowings [Line Items]
Debt instrument, fair value disclosure								$ 52,700,000					$ 52,700,000		$ 52,700,000
Loss on extinguishment of convertible notes																$ 26,400,000
Related Party [Member]
Borrowings [Line Items]
Convertible notes, current										$ 2,100,000							$ 2,100,000
Payments of related party convertible promissory note																2,267,000
Related Party [Member] | Convertible Debt [Member] | Bridge Convertible Note [Member]
Borrowings [Line Items]
Face amount											$ 2,000,000
Nonrelated Party [Member]
Borrowings [Line Items]
Proceeds from convertible debt															$ 18,671,000	22,643,000	6,969,000
Convertible notes, current										15,600,000							15,600,000
Ginkgo Bioworks Inc [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Borrowings [Line Items]
Increase (decrease) to prepaid balance for future technical services										(5,400,000)							(5,400,000)
Ginko [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Borrowings [Line Items]
Increase (decrease) to prepaid balance for future technical services										5,400,000							5,400,000
The Sponsor [Member]
Borrowings [Line Items]
Sale of stock (in Dollars per share) | $ / shares																			$ 10
The Sponsor [Member] | Convertible Debt [Member] | Third Bridge Convertible Note [Member]
Borrowings [Line Items]
Proceeds from convertible debt		$ 2,400,000	$ 1,400,000
2022 TDA [Member] | Ginkgo Bioworks Inc [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Borrowings [Line Items]
Upfront payment for future technical services				$ 10,000,000										$ 10,000,000
Increase (decrease) to prepaid balance for future technical services										$ 5,400,000							$ 5,400,000
2022 TDA [Member] | Ginko [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Borrowings [Line Items]
Upfront payment for future technical services																10,000,000
Increase (decrease) to prepaid balance for future technical services																$ 5,400,000